SHARE CAPITAL (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021 shares $ / shares	Mar. 31, 2021 USD ($) shares yr	Mar. 31, 2020 USD ($) shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted | shares		1,127,000
Exercise price				$ 6.28	$ 4.94
Expected life of option in years | yr		2.75
Share-based compensation | $		$ 4,307	$ 2,669
Cash dividends distributed | $		$ 4,368	$ 4,287
Anti-dilutive options and warrants | shares		490,000
Directors, officers, and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted | shares	106,250
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of reserve for future grant				3.00%
Exercise price				$ 2.93
Top of Range [Member] | Directors, officers, and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 3.40
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				2.33
Bottom of Range [Member] | Directors, officers, and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.60
Restriceted Stock Unit [Member] | Directors, officers, and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted | shares	1,000,000
Options distributed | shares	33,416
Exercise price	$ 6.40
Vesting period	3 years
Directors, officers, and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted | shares		1,127,000
Expected life of option in years | yr		5
Vesting period		3 years
Directors, officers, and employees [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				9.45
Directors, officers, and employees [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				5.46
Directors, officers, and employees [Member] | Restriceted Stock Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted | shares		1,021,500	850,500
Exercise price				$ 6.68	$ 4.94
Vesting period		3 years